[LOGO]
PEGASUS FUNDS
Strength in Investing

ANNUAL REPORT

December 31, 1998

PEGASUS FUNDS

                               Table of Contents

  1   Letter to Shareholders
  3   Statements of Assets and Liabilities
  4   Statements of Operations
  5   Statements of Changes in Net Assets
  6   Schedules of Portfolio Investments
 21   Notes to Financial Statements
 28   Financial Highlights
 30   Report of Independent Public
       Accountants

SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, BANK ONE CORPORATION OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                 PEGASUS FUNDS
                                (800) 688-3350

INVESTMENT ADVISER
First Chicago NBD Investment Management Company (FCNIMCO)
Three First National Plaza, MS 0334
Chicago, IL 60670-0334

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                                Pegasus Funds

                     A MESSAGE FROM THE INVESTMENT ADVISER

December 31, 1998

Dear Shareholder:

1998 Money Market in Review

The domestic economy continued to grow at a robust pace in 1998 despite global economic turmoil. Many believed that the Asian and Russian financial problems would spill over to the United States and cause an economic slowdown or even a recession. Anticipating that some of the global financial problems would lead to slower growth at home, the Federal Reserve made three quarter-point rate cuts in September, October and November. As a result, the federal funds rate stood at 4.75% on December 31, 1998, compared to 5.50% a year earlier.

The U.S. economy continued to enjoy some of the lowest inflation in many years. As measured by the Consumer Price Index (CPI), inflation was up only 1.6% in 1998, which followed a 1.7% increase in 1997. Employment also remained strong, with December's unemployment rate only 4.3%.

Short-term interest rates generally were lower than they were in 1997, with the one-year Treasury bill yielding 4.52% at year-end 1998 versus 5.48% at year-end 1997. Likewise, money market fund yields dropped in 1998 and are likely to continue to do so in 1999, as securities purchased in a higher interest rate environment mature and the cash is reinvested at lower rates.

Municipal Money Market Review

Because of tremendous asset growth, lack of fixed-rate note supply and the series of Federal Reserve rate cuts, tax-exempt money yields experienced downward pressure throughout much of 1998. Investors continued to pour cash into the market throughout the year, as witnessed by the sector growing to $187.6 billion, compared to year-end 1997 levels of $159.8 billion, an increase of 17.3%. In January alone, cash inflows totaled $8.8 billion, which set the tone for generally lower yields throughout the year. By mid-April, positive cash flows temporarily, and violently, reversed course, as more than $11 billion of liquidity was lost primarily due to payments of corporate and individual tax liabilities.

The second half of any calendar year usually provides opportunities for bond fund managers to extend maturities. However, the anticipated primary note issuance did not materialize in 1998, as governmental coffers experienced budget surpluses that mitigated the need to seek financing in the note market. Additionally, the tremendous growth of "derivitized" municipal paper, whereby fixed-rate notes are restructured into variable-rate securities, further weakened an already supply-strained note market. In addition, the third- and fourth-quarter rate cuts further exacerbated downward pressure on short-term tax-exempt interest rates during 1998.

Pending Merger Transaction

On October 2, 1998, First Chicago NBD Corporation, parent company to First Chicago NBD Investment Management Company, merged with and into BANC ONE CORPORATION at which time it was renamed BANK ONE CORPORATION. BANK ONE CORPORATION has now begun the process of reorganizing the Pegasus Funds into The One Group Family of Mutual Funds. In January, 1999, the Boards of Trustees of the Pegasus Funds approved a proposed Agreement and Plan of Reorganization, which is subject to Pegasus shareholder approval. If you were a shareholder as of the December 18, 1998 record date, you should have now received a combined proxy/prospectus which outlines in more detail the proposed Agreement and Plan of Reorganization. Assuming approval by Pegasus shareholders, it is anticipated the reorganization transaction will occur in March, 1999. We realize that you have many choices when it comes to mutual fund investing, and we appreciate you selecting the Pegasus Funds.

Sincerely,

/s/ George F. Abel

George F. Abel
Chief Investment Officer
First Chicago NBD Investment Management Company

The Fund's income may be subject to certain state and local taxes and, depending on your tax status the federal alternative minimum tax.

Pegasus Money Market Funds

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998

--------------------------------------------------------------------------------

                                            Treasury      Municipal    Michigan  Municipal
                           Money Market   Money Market   Money Market     Money Market
                               Fund           Fund           Fund             Fund
                          ----------------------------------------------------------------
ASSETS:
Investment, at amortized
cost                      $3,089,572,765 $  286,562,377  $805,157,754     $174,494,154
Repurchase agreements,
at cost                      279,945,000    827,314,000            --               --
------------------------------------------------------------------------------------------
 Total                     3,369,517,765  1,113,876,377   805,157,754      174,494,154
Cash                              82,511            648            --           87,789
Receivable for capital
shares issued                     91,587             --            --               --
Receivable for
securities sold                       --             --    24,327,357               --
Interest receivable           14,747,635      5,015,642     5,087,544        1,072,090
Prepaids and other                43,563          4,041         5,902            2,074
------------------------------------------------------------------------------------------
 TOTAL ASSETS              3,384,483,061  1,118,896,708   834,578,557      175,656,107
------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                        --             --       740,291               --
Payable for capital
shares redeemed                  350,358             --            --               --
Payable for securities
purchased                             --             --    12,200,000               --
Accrued administration
fees                             435,329        143,375       113,609           23,288
Shareholder services
fees payable                     948,087        196,190       131,960           37,915
Accrued investment
advisory fees                    564,571        284,088       227,218           43,776
Dividends payable             13,343,770      4,087,597     2,051,291          427,220
Other payables and
accrued expenses                 609,116         72,187       104,462            8,473
------------------------------------------------------------------------------------------
 TOTAL LIABILITIES            16,251,231      4,783,437    15,568,831          540,672
------------------------------------------------------------------------------------------
 NET ASSETS               $3,368,231,830 $1,114,113,271  $819,009,726     $175,115,435
------------------------------------------------------------------------------------------
NET ASSET VALUE AND
REDEMPTION PRICE PER
SHARE:
Class A Shares :
Net assets                $1,595,923,952 $  341,643,306  $209,115,583     $ 64,282,619
Capital shares             1,595,927,844    341,660,035   209,157,570       64,283,183
------------------------------------------------------------------------------------------
Net asset value and
redemption price per
share                     $         1.00 $         1.00  $       1.00     $       1.00
------------------------------------------------------------------------------------------
Class B Shares:
Net assets                $      625,070 $           --  $         --     $         --
Capital shares                   625,071             --            --               --
------------------------------------------------------------------------------------------
Net asset value and
redemption price per
share                     $         1.00 $           --  $         --     $         --
------------------------------------------------------------------------------------------
Class I Shares:
Net assets                $1,771,682,808 $  772,469,965  $609,894,143     $110,832,816
Capital shares             1,771,676,086    772,469,964   609,859,862      110,833,239
------------------------------------------------------------------------------------------
Net asset value and
redemption price per
share                     $         1.00 $         1.00  $       1.00     $       1.00
------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Capital shares
(unlimited number of
shares authorized, par
value $.10 per share)     $  336,822,900 $  111,413,000  $ 81,901,743     $ 17,511,642
Additional paid-in
capital                    3,031,396,105  1,002,716,999   737,113,950      157,604,780
Accumulated
undistributed net
investment income (loss)           4,158             --            --               --
Accumulated
undistributed net
realized gains (losses)            8,667        (16,728)       (5,967)            (987)
------------------------------------------------------------------------------------------
 TOTAL NET ASSETS         $3,368,231,830 $1,114,113,271  $819,009,726     $175,115,435
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                   Pegasus Funds

Pegasus Money Market Funds

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                         Treasury    Municipal   Michigan Municipal
                         Money Market  Money Market Money Market    Money Market
                             Fund          Fund         Fund            Fund
                         ----------------------------------------------------------
INVESTMENT INCOME        $156,701,979  $55,509,104  $28,778,744      $4,209,296
-----------------------------------------------------------------------------------
EXPENSES:
 Investment advisory
 fees                       7,727,987    3,059,099    2,448,738         364,485
 Administration fees        4,186,792    1,534,022    1,224,369         182,243
 Transfer agent fees        1,747,125      129,639      102,540          12,903
 Shareholder service
 fees (Class A shares)      3,125,226      632,166      528,792         110,571
 Shareholder service
 fees (Class B shares)          1,553           --           --              --
 12b-1 fees (Class B
 shares)                        4,660           --           --              --
 Professional fees            100,636       52,945       49,796          29,598
 Custodial fees                47,640       11,221       26,195           8,157
 Registration, filing
 fees and other expenses      927,484       67,435       83,417          46,862
-----------------------------------------------------------------------------------
 TOTAL EXPENSES            17,869,103    5,486,527    4,463,847         754,819
-----------------------------------------------------------------------------------
 Less: Investment
 advisor waivers             (780,222)          --           --         (36,792)
-----------------------------------------------------------------------------------
 NET EXPENSES              17,088,881    5,486,527    4,463,847         718,027
-----------------------------------------------------------------------------------
NET INVESTMENT INCOME     139,613,098   50,022,577   24,314,897       3,491,269
-----------------------------------------------------------------------------------
NET REALIZED GAINS ON
INVESTMENTS                     8,667           --       48,044              --
-----------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS FROM OPERATIONS   $139,621,765  $50,022,577  $24,362,941      $3,491,269
-----------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    Pegasus Funds
 4

Pegasus Money Market Funds

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                Treasury                          Municipal
                            Money Market                      Money Market                      Money Market
                                Fund                              Fund                              Fund
                   -----------------------------------------------------------------------------------------------------
                     Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                    Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998    Dec. 31, 1997
                   -----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment
 income            $   139,613,098  $   123,162,205  $    50,022,577  $    53,563,614  $    24,314,897  $    26,737,246
 Net realized
 gains (losses)
 on investments              8,667               --               --               --           48,044           (2,098)
------------------------------------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 operations            139,621,765      123,162,205       50,022,577       53,563,614       24,362,941       26,735,148
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
NET INVESTMENT
INCOME
(Note 2):
 Class A shares        (60,762,369)     (40,816,984)     (11,789,801)      (9,126,231)      (5,919,392)      (5,495,113)
 Class B shares            (25,686)         (15,474)              --               --               --               --
 Class I shares        (78,825,043)     (82,329,747)     (38,232,776)     (44,437,383)     (18,395,505)     (21,242,133)
------------------------------------------------------------------------------------------------------------------------
 Total
 distributions to
 shareholders         (139,613,098)    (123,162,205)     (50,022,577)     (53,563,614)     (24,314,897)     (26,737,246)
------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL
SHARE
TRANSACTIONS:
 Proceeds from
 shares sold        10,689,905,274    9,687,488,060    4,987,269,353    4,728,247,544    1,913,171,904    2,227,511,937
 Proceeds from
 shares issued in
 connection with
 conversion of
 common trust
 funds                 319,416,276               --               --               --               --               --
 Net asset value
 of shares issued
 in reinvestment
 of distributions
 to shareholders        69,123,870       59,792,177       13,303,548       13,617,762        5,853,603        6,014,147
------------------------------------------------------------------------------------------------------------------------
                    11,078,445,420    9,747,280,237    5,000,572,901    4,741,865,306    1,919,025,507    2,233,526,084
 Less: payments
 for shares
 redeemed           (9,902,254,357)  (9,999,101,019)  (4,866,182,322)  (5,032,144,249)  (1,829,382,970)  (2,318,368,395)
------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets from
 capital share
 transactions        1,176,191,063     (251,820,782)     134,390,579     (290,278,943)      89,642,537      (84,842,311)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS               1,176,199,730     (251,820,782)     134,390,579     (290,278,943)      89,690,581      (84,844,409)
NET ASSETS:
 Beginning of
 period              2,192,032,100    2,443,852,882      979,722,692    1,270,001,635      729,319,145      814,163,554
------------------------------------------------------------------------------------------------------------------------
 End of period     $ 3,368,231,830  $ 2,192,032,100  $ 1,114,113,271  $   979,722,692  $   819,009,726  $   729,319,145
------------------------------------------------------------------------------------------------------------------------

                        Michigan Muncipal
                          Money Market
                              Fund
                   ----------------------------
                    Year Ended     Year Ended
                   Dec. 31, 1998  Dec. 31, 1997
                   ----------------------------
FROM OPERATIONS:
 Net investment
 income            $   3,491,269  $   3,911,361
 Net realized
 gains (losses)
 on investments               --             --
-----------------------------------------------
 Net increase in
 net assets from
 operations            3,491,269      3,911,361
-----------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
NET INVESTMENT
INCOME
(Note 2):
 Class A shares       (1,196,551)    (1,691,184)
 Class B shares               --             --
 Class I shares       (2,294,718)    (2,220,177)
-----------------------------------------------
 Total
 distributions to
 shareholders         (3,491,269)    (3,911,361)
-----------------------------------------------
FROM CAPITAL
SHARE
TRANSACTIONS:
 Proceeds from
 shares sold         453,540,888    385,607,333
 Proceeds from
 shares issued in
 connection with
 conversion of
 common trust
 funds                        --             --
 Net asset value
 of shares issued
 in reinvestment
 of distributions
 to shareholders         868,962      1,688,415
-----------------------------------------------
                     454,409,850    387,295,748
 Less: payments
 for shares
 redeemed           (383,384,027)  (404,815,670)
-----------------------------------------------
 Net increase
 (decrease) in
 net assets from
 capital share
 transactions         71,025,823    (17,519,922)
-----------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS                71,025,823    (17,519,922)
NET ASSETS:
 Beginning of
 period              104,089,612    121,609,534
-----------------------------------------------
 End of period     $ 175,115,435  $ 104,089,612
-----------------------------------------------

                       See Notes to Financial Statements.

                                                   Pegasus Funds

Pegasus Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1998

--------------------------------------------------------------------------------

                                                                   Amortized
                                                     Principal        Cost
                                                       Amount       (Note 2)
                                                     ---------     ---------

FUNDING AGREEMENTS -- 9.6%
Insurance -- 9.6%
 Allstate Life Insurance Co., 5.25%, 9/1/99*....... $ 10,000,000 $   10,000,000
 General American Life Insurance Co., 5.24%,
  1/19/00*.........................................   88,000,000     88,000,000
 Monumental Life, 5.22%, 12/13/99*.................   10,000,000     10,000,000
 People Benefit Life Insurance Co., 5.71%,
  12/13/99*........................................   40,000,000     40,000,000
 Sunamerica Life Insurance Co., 5.36%, 10/2/99*....   50,000,000     50,000,000
 Sunamerica Life Insurance Co., 5.60%, 9/30/99*....   25,000,000     25,000,000
 Transamerica Life Insurance Co., 5.38%, 12/9/02*..   50,000,000     50,000,000
 Travelers Life Insurance & Annuity Co., 5.43%,
  11/8/99*.........................................   25,000,000     25,000,000
 Western and Southern Insurance Co., 5.55%,
  1/29/03*.........................................   25,000,000     25,000,000
                                                                 --------------
TOTAL FUNDING AGREEMENTS...........................                 323,000,000
                                                                 --------------
MEDIUM TERM NOTES -- 1.5%
Automotive -- 0.3%
 General Motors Acceptance Corp., 4.97%, 2/5/99*...   10,000,000     10,000,184
                                                                 --------------
Finance -- 1.2%
 Sigma Finance Inc., 5.55%, 10/4/99*...............   40,000,000     40,000,000
                                                                 --------------
TOTAL MEDIUM TERM NOTES............................                  50,000,184
                                                                 --------------

REPURCHASE AGREEMENTS -- 8.3%
 HSBC Tri-Party, 5.10%, 01/4/99 (Collateralized by
  $47,223,000 various U.S. Government Securities,
  0.00%-7.55% 1/4/99-3/27/07, market value
  $46,886,000) ....................................   45,966,000     45,966,000
 Lehman Brothers Tri-Party, 5.15%, 1/4/99
  (Collateralized by $33,979,000 various U.S.
  Government Securities, 0.00%-12.50% 12/1/99-
  11/1/05, market value $34,659,000) ..............   33,979,000     33,979,000
 Nomura Tri-Party, 5.15%, 1/4/99 (Collateralized by
  $198,736,000 various U.S.Government Securities,
  0.00%-7.50% 10/31/99-12/3/08, market value
  $204,000,000) ...................................  200,000,000    200,000,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS........................                 279,945,000
                                                                 --------------
YANKEE CERTIFICATES OF DEPOSIT -- 6.3%
Banking -- 6.3%
 Banque Nationale De Paris, 5.65%, 2/26/99.........   34,000,000     33,997,497
 Commerzbank AG, 5.65%, 2/26/99....................    7,000,000      6,999,484
 Commerzbank AG, 5.67%, 3/5/99.....................   15,000,000     14,998,579
 Credit Agricole Indosuez, 5.75%, 4/26/99..........   38,000,000     37,994,271
 Deutsche Bank, 5.66%, 4/14/99.....................   15,000,000     14,995,540
 Norddeutsche Landesbank Girozenrale, 5.72%,
  4/16/99..........................................   23,000,000     22,994,576
 Societe Generale, 5.58%, 1/22/99..................   10,000,000      9,999,168
 Societe Generale, 5.69%, 7/16/99..................   20,000,000     20,084,412
 Swiss Bank Corp., 5.74%, 6/11/99..................   21,000,000     20,994,678
 Westpac Banking Corp., 5.73%, 4/16/99.............   28,000,000     27,997,300
                                                                 --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT ..............                 211,055,505
                                                                 --------------

                       See Notes to Financial Statements.

    Pegasus Funds
  6

Pegasus Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                   Amortized
                                                     Principal        Cost
                                                       Amount       (Note 2)
                                                     ---------     ---------

COMMERCIAL PAPER -- 45.6%
Automotive -- 1.2%
 Ford Credit Europe PLC, 1/7/99.................... $ 22,000,000 $   21,981,557
 TRW Inc., 5.21%, 3/12/99..........................   20,000,000     19,797,389
                                                                 --------------
                                                                     41,778,946
                                                                 --------------
Banking -- 11.3%
 Abbey National North America, 5.20%, 1/11/99......   35,000,000     34,949,444
 Abbey National North America, 5.20%, 2/4/99.......   25,000,000     24,877,222
 Banco Rio De La Plata, 5.70%, 2/4/99..............   14,970,000     14,889,412
 Bancomer SA, Institucion De Banca, 5.11%,
  4/21/99..........................................   40,000,000     39,375,444
 Bank Of Nova Scotia, 5.19%, 1/6/99................   40,000,000     39,971,167
 Bank Of Nova Scotia, 5.05%, 3/25/99...............   40,000,000     39,534,278
 Bayerische Hypo Und Vereinsbank, 5.41%, 1/15/99...   35,000,000     34,926,364
 Kredietbank North America Finance Corp., 5.45%,
  1/19/99..........................................   50,000,000     49,863,749
 Lloyds Bank PLC, 5.04%, 3/18/99...................   35,000,000     34,627,600
 Republic New York Corp., 5.20%, 1/13/99...........   30,000,000     29,948,000
 UBS Finance, 5.00%, 3/22/99.......................   37,000,000     36,588,889
                                                                 --------------
                                                                    379,551,569
                                                                 --------------
Brokerage Services -- 1.5%
 Morgan (J.P.) & Co Inc., 4.83%, 3/30/99...........   27,150,000     26,829,449
 Morgan (J.P.) & Co Inc., 4.81%, 3/30/99...........   25,000,000     24,659,292
                                                                 --------------
                                                                     51,488,741
                                                                 --------------
Commercial Loans -- 3.2%
 Moat Funding LLC, 5.38%, 3/16/99..................   40,000,000     39,557,644
 Moat Funding LLC, 5.00%, 6/1/99...................   25,000,000     24,475,694
 Rose Inc., 5.57%, 1/21/99.........................   30,000,000     29,907,167
 Wood Street Funding Corp., 5.27%, 1/21/99.........   15,335,000     15,290,103
                                                                 --------------
                                                                    109,230,608
                                                                 --------------
Consumer Goods & Services -- 0.9%
 Xerox Capital De Mexicana, SA De CV, 5.30%,
  2/16/99..........................................   30,000,000     29,796,833
                                                                 --------------
Credit Card Receivables -- 0.6%
 Charta Corp., 5.40%, 1/27/99......................   20,000,000     19,922,000
                                                                 --------------
Electric & Gas Utilities -- 1.0%
 National Rural Utilities Co-Op Finance Corp.,
  5.00%, 2/8/99....................................   35,000,000     34,815,278
                                                                 --------------
Finance -- 20.1%
 Amsterdam Funding Corp., 5.40%, 1/15/99...........   35,000,000     34,926,500
 Amsterdam Funding Corp., 5.40%, 2/1/99............   25,521,000     25,403,206
 Apreco Inc., 5.50%, 1/26/99.......................   27,000,000     26,896,875
 Apreco Inc., 5.21, 2/12/99........................   25,000,000     24,848,042
 Aspen Funding Corp., 4.95%, 5/24/99...............   25,000,000     24,508,438
 Barton Capital Corp., 5.43%, 2/3/99...............   25,000,000     24,875,562
 Block Financial Corp., 5.17%, 1/7/99..............   21,124,000     21,105,798
 Block Financial Corp., 5.17%, 1/8/99..............   11,000,000     10,988,942
 Block Financial Corp., 5.23%, 1/21/99.............   18,000,000     17,947,700

                       See Notes to Financial Statements.

                                                                Pegasus Funds

Pegasus Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                   Amortized
                                                     Principal        Cost
                                                       Amount       (Note 2)
                                                     ---------     ---------

 BTR Dunlop Finance, Inc., 5.13%, 1/25/99.......... $ 35,000,000 $   34,875,633
 CXC Inc., 1/5/99..................................   20,000,000     19,987,778
 Eureka Securitization Inc., 5.08%, 2/11/99........   31,000,000     30,820,648
 Market Street Funding Corp., 5.40%, 1/29/99.......   30,000,000     29,874,000
 Monte Rosa Capital Corp., 5.43%, 2/19/99..........   20,083,000     19,934,570
 Newport Funding Corp., 5.25%, 1/4/99..............  110,000,000    109,951,874
 Quincy Capital Corp., 4.90%, 1/22/99..............   23,000,000     22,929,563
 Sheffield Receivables Corp., 5.25%, 2/5/99........   13,000,000     12,933,646
 Special Purpose Accounts Receivable, 5.70%,
  1/12/99..........................................   25,000,000     24,956,458
 Special Purpose Accounts Receivable, 5.23%,
  1/28/99..........................................   37,000,000     36,854,868
 Special Purpose Accounts Receivable, 5.25%,
  4/15/99..........................................   25,000,000     24,620,833
 WCP Funding Inc., 5.45%, 1/14/99..................   40,000,000     39,921,277
 Westpac Banking Corp., 5.00%, 3/23/99.............   30,000,000     29,662,500
 Windmill Funding Corp., 5.30%, 2/19/99............   25,000,000     24,819,653
                                                                 --------------
                                                                    673,644,364
                                                                 --------------
Insurance -- 0.7%
 John Hancock Capital Corp., 5.00%, 3/30/99........   25,175,000     24,867,306
                                                                 --------------
Leasing -- 0.7%
 Sun-Belt Dixie Inc., 5.30%, 2/16/99...............   24,000,000     23,837,467
                                                                 --------------
Minerals -- 0.4%
 US Borax Inc., 5.20%, 2/2/99......................   13,900,000     13,835,751
                                                                 --------------
Oil & Gas Exploration -- 1.2%
 Explorer Pipeline Co., 5.32%, 1/22/99.............   10,000,000      9,968,967
 Explorer Pipeline Co., 5.32%, 2/24/99.............   31,000,000     30,752,620
                                                                 --------------
                                                                     40,721,587
                                                                 --------------
Petroleum -- 0.9%
 Petroleo Brasileiro SA, 4.91%, 3/30/99............   30,000,000     29,639,933
                                                                 --------------
Pharmaceuticals -- 1.9%
 Akzo Nobel Inc., 5.29%, 2/11/99...................   15,000,000     14,909,629
 Akzo Nobel Inc., 5.12%, 3/3/99....................   25,000,000     24,783,112
 Akzo Nobel Inc., 5.00%, 4/27/99...................   25,000,000     24,597,222
                                                                 --------------
                                                                     64,289,963
                                                                 --------------
TOTAL COMMERCIAL PAPER.............................               1,537,420,346
                                                                 --------------
BANK NOTES -- 3.3%
Banking -- 3.3%
 Abbey National Treasury Services, 5.72%, 6/11/99..   16,000,000     15,994,593
 Key Bank, 5.80%, 2/24/99*.........................   44,500,000     44,495,327
 National Australia Bank, 6.00%, 3/26/99...........   12,200,000     12,206,928
 PNC Bank, 5.56%, 10/12/99*........................   40,000,000     40,000,000
                                                                 --------------
TOTAL BANK NOTES...................................                 112,696,848
                                                                 --------------

                       See Notes to Financial Statements.

    Pegasus Funds
  8

Pegasus Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                      Principal        Cost
                                                        Amount       (Note 2)
                                                      ---------     ---------

CORPORATE NOTES -- 9.4%
Automotive -- 3.3%
 GE Engine Receivables Trust, 5.60%, 2/14/00*....... $ 20,751,811 $   20,751,811
 Paccar Leasing Corp., 5.45%, 1/14/99*..............   15,000,000     15,000,000
 Wheels, Inc., 5.66%, 5/15/99*......................   75,000,000     75,000,000
                                                                  --------------
                                                                     110,751,811
                                                                  --------------
Brokerage Services -- 5.1%
 Merrill Lynch Inc., 6.00%, 1/1/99*.................  125,000,000    125,000,000
 Morgan Guaranty Trust Co., 5.57%, 9/27/99*.........   45,000,000     44,987,122
                                                                  --------------
                                                                     169,987,122
                                                                  --------------
Various Receivables -- 1.0%
 Strats Trust 1998-C, 144A, 5.57%, 4/13/99*.........   35,000,000     34,999,949
                                                                  --------------
TOTAL CORPORATE NOTES...............................                 315,738,882
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 1.2%
Banking -- 1.2%
 Chase Manhattan Bank, 4.86%, 4/21/99...............   40,000,000     40,000,000
                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT.......................                  40,000,000
                                                                  --------------

TIME DEPOSITS -- 14.8%
Banking -- 14.8%
 Banco Bilbao Vizcaya, 5.25%, 1/5/99................   40,000,000     40,000,000
 Citibank N.A., 5.25%, 1/4/99.......................  120,000,000    120,000,000
 Credit Agricole Indosuez, 4.88%, 1/4/99............   50,000,000     50,000,000
 Dresdner Bank AG, 5.13%, 1/4/99....................   65,000,000     65,000,000
 Huntington National Bank, 4.00%, 1/4/99............  154,661,000    154,661,000
 Suntrust Bank, 5.25%, 1/4/99.......................   70,000,000     70,000,000
                                                                  --------------
TOTAL TIME DEPOSITS.................................                 499,661,000
                                                                  --------------
TOTAL...............................................              $3,369,517,765
                                                                  ==============

Percentages indicated are based on net assets of $3,368,231,830.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998. All securities with maturity dates greater than thirteen months have automatic reset features resulting in effective maturity dates less than thirteen months.
(1) Security Exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Additional information regarding these securities follows:

                                                  Carrying                         Percentage
                          Acquisition              Value    Original     Market     of Total
        Holding              Date*        Par     Per Unit    Cost        Value    Investments
        -------           ----------- ----------- -------- ----------- ----------- -----------
Allstate Life Insurance
 Co. ...................    4/18/95   $10,000,000  100.00  $10,000,000 $10,000,000    0.30%
Monumental Life.........    4/18/95    10,000,000  100.00   10,000,000  10,000,000    0.30%
Peoples Benefit Life
 Insurance Co. .........    5/13/98    40,000,000  100.00   40,000,000  40,000,000    1.19%
Sunamerica Life
 Insurance Co. .........     7/1/97    50,000,000  100.00   50,000,000  50,000,000    1.48%
Sunamerica Life
 Insurance Co. .........    9/30/98    25,000,000  100.00   25,000,000  25,000,000    0.74%
Transamerica Life
 Insurance Co. .........    12/9/96    50,000,000  100.00   50,000,000  50,000,000    1.48%
Travelers Life Insurance
 and Annuity Co. .......    11/6/97    25,000,000  100.00   25,000,000  25,000,000    0.74%
                                                           ----------- -----------    -----
                                                           210,000,000 210,000,000    6.23%

* Acquisition date refers to the first acquisition date in the case of securities purchased in multiple lots.

                       See Notes to Financial Statements.

                                                                Pegasus Funds

Pegasus Treasury Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1998

--------------------------------------------------------------------------------

                                                                   Amortized
                                                     Principal        Cost
                                                       Amount       (Note 2)
                                                     ---------     ---------
U.S. TREASURY OBLIGATIONS -- 25.7%
U.S. Treasury Notes -- 25.7%
   8.87%, 2/15/99.................................. $ 40,000,000 $   40,158,739
   6.25%, 3/31/99..................................   25,000,000     25,093,234
   6.50%, 4/30/99..................................   40,000,000     40,121,532
   6.00%, 6/30/99..................................   50,000,000     50,124,032
   6.37%, 7/15/99..................................   40,000,000     40,358,514
   5.87%, 8/31/99..................................   40,000,000     40,302,500
   5.75%, 9/30/99..................................   50,000,000     50,403,826
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS....................                 286,562,377
                                                                 ==============
REPURCHASE AGREEMENTS -- 74.3%
  Barclays De Zoette Wedd, 4.75%, 1/4/99 (Collater-
   alized by $47,291,400 various U.S. Treasury Se-
   curities, 5.63%-5.88%, 11/15/99-12/31/99, market
   value $47,940,431) .............................   47,000,000     47,000,000
  Bear Stearns, 4.85%, 1/4/99 (Collateralized by
   $266,415,100 various U.S. Treasury Securities,
   0.00%-9.13%, 2/15/99-8/15/08, market value
   $215,452,709)...................................  210,000,000    210,000,000
  Donaldson Lufkin, & Jenrette, 5.00%, 1/4/99 (Col-
   lateralized by $46,909,672 various U.S. Treasury
   Securities, 0.00%-7.50%, 4/22/99-2/5/15, market
   value $47,940,410) .............................   47,000,000     47,000,000
  First Union Capital Markets, 4.98%, 1/4/99 (Col-
   lateralized by $120,590,079 various U.S. Trea-
   sury Securities, 0.00%-13.75%, 1/7/99-5/15/06,
   market value $125,571,025) .....................  123,000,000    123,000,000
  Goldman Sachs, 4.70%, 1/4/99 (Collateralized by
   $102,458,304 U.S. Treasury Notes, 5.88%,
   11/15/05, market value $110,160,553) ...........  108,000,000    108,000,000
  Greenwich Capital Markets, Inc., 4.95%, 1/4/99
   (Collateralized by $44,936,440 various U.S.
   Treasury Strips, 2/15/99-11/15/08, market value
   $34,681,093)....................................   34,000,000     34,000,000
  Lehman Brothers, 4.95%, 1/4/99 (Collateralized by
   $52,295,075 various U.S. Treasury Strips,
   2/15/99-11/15/05, market value $46,221,270) ....   45,314,000     45,314,000
  Merrill Lynch, 4.80%, 1/4/99 (Collateralized by
   $69,370,149 various U.S. Treasury Strips,
   2/15/04-11/15/08, market value $51,002,186) ....   50,000,000     50,000,000
  Morgan Stanley, 4.65%, 1/4/99 (Collateralized by
   $35,007,500 U.S. Treasury Notes, 7.00%, 7/15/06,
   market value $41,003,680) ......................   40,000,000     40,000,000
  Prudential, 4.50%, 1/4/99 (Collateralized by
   $49,908,955 various U.S. Treasury Securities,
   5.13%-5.38%, 6/30/00-8/31/00, market value
   $51,000,579) ...................................   50,000,000     50,000,000
  Salomon Smith Barney, 4.90%, 1/4/99 (Collateral-
   ized by $25,213,421 various U.S. Treasury Secu-
   rities, 4.62%-6.37%, 5/15/00-11/30/00, market
   value $25,868,363) .............................   25,000,000     25,000,000
  Societe Generale, 4.80%, 1/4/99 (Collateralized
   by $45,510,528 various U.S. Treasury Securities,
   5.25%-13.13%, 8/15/99-7/15/06, market value
   $48,985,182)....................................   48,000,000     48,000,000
                                                                 --------------
  TOTAL REPURCHASE AGREEMENTS......................                 827,314,000
                                                                 --------------
  TOTAL............................................              $1,113,876,377
                                                                 ==============

Percentages indicated are based on net assets of $1,114,113,271.

                       See Notes to Financial Statements.

    Pegasus Funds
 10

Pegasus Municipal Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
DAILY DEMAND NOTES -- 8.9%
Alabama -- 0.6%
Mcintosh Industrial Development Environmental
 Improvement Revenue, Series D, 5.05%, 7/1/28* ......  $ 4,700,000 $  4,700,000
                                                                   ------------
Arizona -- 0.0%
Maricopa County Pollution Control, Revenue, Arizona
 Public Services, Series B, 5.10%, 5/1/29, LOC:
 Morgan Guaranty Trust* .............................      250,000      250,000
                                                                   ------------
Indiana -- 0.9%
State Development Financing Authority, Environmental
 Revenue, 2.30%,
 8/1/28* ............................................    7,200,000    7,200,000
                                                                   ------------
Michigan -- 0.5%
Delta County Economic Development, Environmental
 Improvement, 5.05%, 12/1/23, LOC: Bank of Nova
 Scotia* ............................................      400,000      400,000
Farmington Hills, Hospital Financial Authority,
 Botsford General Hospital, Series B, 5.10%, 2/15/16,
 MBIA * .............................................    1,200,000    1,200,000
State Strategic Fund, 5.05%, 9/1/30, LOC: Barclays
 Bank*...............................................    2,200,000    2,200,000
                                                                   ------------
                                                                      3,800,000
                                                                   ------------
Nevada -- 0.8%
Clark County, Nevada Cogeneration Association, AMT,
 5.20%, 12/1/22, LOC: ABN AMRO Bank* ................    6,900,000    6,900,000
                                                                   ------------
North Carolina -- 0.1%
Raleigh Durham Airport Authority, Special Facilities
 Revenue, American Airlines, Series A, 5.10%,
 11/1/15, LOC: NationsBank* .........................      700,000      700,000
                                                                   ------------
South Carolina -- 0.7%
Charleston County School, Industrial Revenue, AMT,
 5.20%, 8/1/28, LOC: Bank of America* ...............    2,900,000    2,900,000
Florence County Solid Waste Disposal & Wastewater
 Treatment, Roche Carolina Inc. Project, AMT, 5.20%,
 4/1/28, LOC: Deutsche Bank* ........................    2,800,000    2,800,000
                                                                   ------------
                                                                      5,700,000
                                                                   ------------
Texas -- 0.7%
Brazos River, Harbor Navigation District Revenue, Dow
 Chemical Co. Project, 5.30%, 5/1/23* ...............    1,300,000    1,300,000
Brazos River, Pollution Control Revenue, 5.30%,
 6/1/30, MBIA*.......................................    4,365,000    4,365,000
                                                                   ------------
                                                                      5,665,000
                                                                   ------------
Virginia -- 3.6%
Dinwiddie County, Chaparral East Project, Series A,
 AMT, 2.35%, 9/1/28, LOC: NationsBank* ..............    8,000,000    8,000,000
King George County Industrial Development, Birchwood
 Power Partners Project, AMT, 5.20%, 3/1/27, LOC:
 Credit Suisse First Boston* ........................    2,200,000    2,200,000
King George County Industrial Development, Birchwood
 Power Partners Project, AMT, 5.20%, 11/1/25, LOC:
 Credit Suisse First Boston* ........................    6,700,000    6,700,000
Peninsula Port Authority, Revenue, AMT, 5.20%,
 5/1/22, LOC: Bank of America*.......................   13,450,000   13,450,000
                                                                   ------------
                                                                     30,350,000
                                                                   ------------

                       See Notes to Financial Statements.

                                                                Pegasus Funds

Pegasus Municipal Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
Wyoming -- 1.0%
Lincoln County Environmental Improvement Revenue,
 Pacific Corp. Project, AMT, 5.40%, 11/1/25* ........  $ 8,000,000 $  8,000,000
                                                                   ------------
TOTAL DAILY DEMAND NOTES.............................                73,265,000
                                                                   ------------
MUNICIPAL BONDS -- 25.4%
Arizona -- 0.5%
Chandler Industrial Development, Revenue, Parsons Mu-
 nicipal Services, 3.50%, 12/15/09, LOC: Bank of
 America* ...........................................    4,500,000    4,500,000
                                                                   ------------
California -- 0.8%
State Economic Development Authority, Revenue, 5.15%,
 4/1/08, LOC: Bank of America* ......................    6,300,000    6,300,000
                                                                   ------------
Florida -- 4.3%
Miami/Dade School District Transit, 4.00%, 6/30/99...    5,125,000    5,138,100
Putnam County Development Authority, Pollution Con-
 trol Revenue, 3.30%, 3/15/14, SPA: National Rural
 Utilities Finance* .................................   20,575,000   20,574,999
Sarasota County Public Hospital, Sarasota Memorial
 Hospital, Series A, 3.15%, 2/12/99, SunTrust Bank ..    9,045,000    9,045,000
                                                                   ------------
                                                                     34,758,099
                                                                   ------------
Illinois -- 2.9%
Chicago, GO, 3.55%, 2/4/99, LOC: Morgan Guaranty.....   20,000,000   20,000,000
Midway Airport, Revenue, Series B, 5.09%, 1/1/29,
 MBIA*...............................................    3,800,000    3,800,000
                                                                   ------------
                                                                     23,800,000
                                                                   ------------
Indiana -- 2.5%
Marion County Industrial Environmental Development,
 AMT, 3.65%, 2/1/99, LOC: National Westminster Bank
 ....................................................    3,500,000    3,500,000
Mount Vernon Industrial Pollution Control, General
 Electric Company Project, AMT, 5.10%, 11/1/18* .....    5,800,000    5,800,000
State Development Financing Authority, Pollution Con-
 trol Revenue, AMT, 3.70%, 3/1/99 ...................   11,100,000   11,100,000
                                                                   ------------
                                                                     20,400,000
                                                                   ------------
Kentucky -- 1.3%
State Interlocal School Transportation Association,
 3.90%, 6/30/99......................................   10,750,000   10,763,956
                                                                   ------------
Michigan -- 4.2%
Detroit Sewage Disposal Revenue, 3.30%, 7/1/23,
 MBIA*...............................................   16,500,000   16,500,000
Meridian Economic Development, Hannah Research &
 Technology Center, 3.50%, 11/15/14, LOC: Comerica
 Bank* ..............................................      900,000      900,000
State Housing Development Authority, AMT, 3.00%,
 12/1/99.............................................    4,300,000    4,300,000
State Municipal Bond Authority, Revenue, 3.50%,
 12/1/99.............................................    9,675,000    9,726,841
State Strategic Fund, Saginaw Products Corp., AMT,
 4.20%, 9/1/17, LOC: Comerica Bank* .................    3,000,000    3,000,000
                                                                   ------------
                                                                     34,426,841
                                                                   ------------
Oregon -- 1.8%
State Housing & Community Department, Revenue, 3.75%,
 5/13/99 ............................................   15,000,000   15,000,000
                                                                   ------------

                       See Notes to Financial Statements.

    Pegasus Funds
 12

Pegasus Municipal Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
Pennsylvania -- 1.7%
Carbon County, Industrial Development Authority,
 Panther Creek, AMT, 3.25%, 1/22/99 .................  $14,285,000 $ 14,285,000
                                                                   ------------
South Carolina -- 1.0%
York County, Pollution Control, Project NRU-84N-6,
 3.30%, 3/15/99, CFC ................................    8,300,000    8,300,000
                                                                   ------------
Texas -- 2.5%
Dallas Area Rapid Transit, 2.95%, 2/25/99............    8,250,000    8,250,000
Panhandle-Plains, Higher Education Authority, Series
 A, 3.95%, 6/1/27, LOC: Student Loan Marketing* .....   12,200,000   12,200,000
                                                                   ------------
                                                                     20,450,000
                                                                   ------------
Vermont -- 0.5%
Vermont State Student Assistance Corporation, Student
 Loan Revenue, 3.40%, 1/1/04, LOC: National
 Westminster Bank* ..................................    3,900,000    3,900,000
                                                                   ------------
Virginia -- 0.7%
Education & Health, Middlebury College Project, Se-
 ries A, 3.75%, 5/1/99 ..............................    5,500,000    5,500,000
                                                                   ------------
Wyoming -- 0.7%
Gillette Pollution Control, 2.95%, 2/9/99, LOC:
 Deutsche Bank*......................................    5,500,000    5,500,000
                                                                   ------------
TOTAL MUNICIPAL BONDS................................               207,883,896
                                                                   ------------
WEEKLY DEMAND NOTES -- 35.6%
Alabama -- 0.6%
Decatur Industrial Development, AMT, 4.20%, 1/1/27,
 LOC: Chase Manhattan Bank*..........................    4,800,000    4,800,000
                                                                   ------------
Delaware -- 0.6%
State Economic Development Authority, Series A, AMT,
 4.20%, 8/1/29, LOC: Canadian Imperial Bank of
 Commerce* ..........................................    4,800,000    4,800,000
                                                                   ------------
Florida -- 1.1%
Orange County Health Facilities, 3.90%, 11/15/26,
 LOC: SunTrust Bank* ................................    2,750,000    2,750,000
Orange County Health Facilities, 3.90%, 12/1/23, LOC:
 SunTrust Bank* .....................................    6,245,000    6,245,000
                                                                   ------------
                                                                      8,995,000
                                                                   ------------
Georgia -- 2.3%
Gwinett County Hospital Authority, Gwinett Hospital
 System, Series B, 4.05%, 9/1/27, MBIA* .............    5,000,000    5,000,000
Macon-Bibb County Hospital Authority, Medical Center
 of Central Georgia, Revenue, 4.00%, 8/1/18, LOC:
 SunTrust Bank* .....................................    5,000,000    5,000,000
Municipal Gas Authority, Revenue, Portfolio II Proj-
 ect, Series A, 3.90%, 11/1/06, LOC: Wachovia Bank*
 ....................................................    2,245,000    2,245,000
Municipal Gas Authority, Revenue, Portfolio II Proj-
 ect, Series B, 3.90%, 9/1/07, LOC: Wachovia Bank* ..    6,500,000    6,500,000
                                                                   ------------
                                                                     18,745,000
                                                                   ------------

                       See Notes to Financial Statements.

                                                                Pegasus Funds

Pegasus Municipal Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                     Amortized
                                                         Principal      Cost
                                                          Amount      (Note 2)
                                                         ---------   ---------
Illinois -- 4.2%
Carol Stream, Multi Family Revenue, AMT, 4.15%,
 3/15/27, FNMA* ......................................  $ 5,000,000 $  5,000,000
Development Finance Authority, Series A, 4.15%,
 11/15/27, MBIA* .....................................   15,000,000   15,000,000
Development Financing Authority, Environmental Facil-
 ity Revenue, AMT, 3.85%, 5/1/32 * ...................   14,325,000   14,325,000
                                                                    ------------
                                                                      34,325,000
                                                                    ------------
Iowa -- 1.1%
State Finance Authority, Multi Family Housing,
 Revenue, 4.05%, 6/1/19, LOC: Bankers Trust* .........    2,400,000    2,400,000
State Finance Authority, Revenue, Series B, 4.05%,
 8/15/24, MBIA* ......................................    7,000,000    7,000,000
                                                                    ------------
                                                                       9,400,000
                                                                    ------------
Kentucky -- 1.1%
Henderson County Solid Waste Disposal, Revenue, AMT,
 4.15%, 3/1/15, LOC: Rabobank Nederland* .............    9,000,000    9,000,000
                                                                    ------------
Michigan -- 2.3%
Michigan State University, Revenue, Series A-2, 3.95%,
 8/15/22*.............................................    1,900,000    1,900,000
State Higher Education, Student Loan Revenue, Series
 XII-D, AMT, 3.95%, 10/1/15, AMBAC* ..................      100,000      100,000
State Hospital Finance Authority, 3.90%, 6/1/01, LOC:
 Comerica Bank* ......................................      700,000      700,000
State Housing Development Authority, Woodland Meadows
 Project, AMT, 4.00%, 3/1/13, LOC: Swiss Bank* .......      200,000      200,000
State Strategic Fund, Autocam Corp., AMT, 4.20%,
 12/1/17, LOC: Comerica Bank*.........................    2,870,000    2,870,000
State Strategic Fund, Pyper Project, 4.20%, 10/1/18,
 LOC: Comerica Bank*..................................      400,000      400,000
State Strategic Fund, Quincy Street Inc. Project, AMT,
 4.20%, 12/1/22, LOC: Comerica Bank* .................    2,800,000    2,800,000
Wayne Charter County, Airport Revenue, AMT, Series B,
 3.95%, 12/1/16, LOC: Bayerische Landesbank* .........      500,000      500,000
Wayne Charter County, Airport Revenue, AMT, Series A,
 4.15%, 12/1/16, LOC: Bayerische Landesbank* .........    9,300,000    9,300,000
                                                                    ------------
                                                                      18,770,000
                                                                    ------------
Minnesota -- 2.3%
Minneapolis Convention Center, Series B, 3.70%,
 12/1/17, LOC: Norwest Bank*..........................    4,500,000    4,500,000
Minneapolis, GO, Series B, 3.85%, 12/1/27, Bayerische
 Landesbank* .........................................   11,350,000   11,350,000
Minneapolis, Series B, 3.85%, 12/1/07, SPA: Bayerische
 Landesbank* .........................................    2,945,000    2,945,000
                                                                    ------------
                                                                      18,795,000
                                                                    ------------
Nevada -- 1.4%
Clark County, Airport Revenue, Series B, AMT, 4.05%,
 7/1/28, MBIA, SPA: Westduetsche Landesbank* .........   11,500,000   11,500,000
                                                                    ------------
New York -- 0.7%
Municipal Assistance Corp., 3.80%, 7/1/08, LOC:
 Westdeutsche Landesbank* ............................    6,100,000    6,100,000
                                                                    ------------
North Carolina -- 5.3%
Charlotte, Airport Revenue, Series A, 3.95%, 7/1/17,
 MBIA*................................................   19,520,000   19,520,000
Charlotte-Mechlenberg Hospital Authority, Series B,
 4.00%, 1/15/26, NationsBank* ........................    3,085,000    3,085,000

                       See Notes to Financial Statements.

    Pegasus Funds
 14

Pegasus Municipal Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
State Medical Care Commission, 4.00%, 12/1/25,
 MBIA*...............................................  $14,650,000 $ 14,650,000
State Medical Care Commission, 3.90%, 8/15/18, LOC:
 SunTrust Bank* .....................................    6,300,000    6,300,000
                                                                   ------------
                                                                     43,555,000
                                                                   ------------
Ohio -- 0.8%
State Air Quality Development, Revenue, AMT, 4.25%,
 4/1/28, LOC: Societe Generale*......................    6,200,000    6,200,000
                                                                   ------------
Pennsylvania -- 4.8%
Allegheny County Hospital Development Authority,
 Margaret Memorial Hospital, 4.10%, 10/1/21, LOC:
 Mellon Bank* .......................................    6,500,000    6,500,000
Allegheny County Hospital Development Authority,
 Presbyterian University Hospital/Allegheny County
 Hospital, 4.10%, 3/1/20, MBIA* .....................      500,000      500,000
Allegheny County Industrial Development Authority,
 Eye & Ear Properties Corp., 4.10%, 2/1/15, LOC:
 Pittsburgh National Bank* ..........................    5,310,000    5,310,000
Allegheny County, Industrial Development Authority,
 United Jewish Federation, 4.05%, 10/1/25, LOC: PNC
 Bank* ..............................................    1,500,000    1,500,000
Indiana County Industrial Development Authority,
 Pollution Control Revenue, AMT, 4.25%, 6/1/27, LOC:
 UBS AG Evergreen* ..................................   25,000,000   25,000,000
State Higher Educational Facilities, Council of
 Independent Colleges, Revenue, 4.10%, 4/1/17, LOC:
 PNC Bank* ..........................................      200,000      200,000
                                                                   ------------
                                                                     39,010,000
                                                                   ------------
South Carolina -- 2.0%
Piedmont Municipal Power Agency Electric, Revenue,
 4.10%, 1/1/19, MBIA* ...............................    4,000,000    4,000,000
Spartanburg County Health Services, Revenue, 3.35%,
 4/15/23, MBIA* .....................................   12,000,000   12,000,000
                                                                   ------------
                                                                     16,000,000
                                                                   ------------
South Dakota -- 0.3%
State Housing Development Authority, Revenue,
 Homeownership Mortgage,
 Series E, AMT, 4.30%, 12/14/00* ....................    2,690,000    2,690,000
                                                                   ------------
Tennessee -- 1.2%
Oak Ridge Industrial Development Authority, AMT,
 4.10%, 1/1/06, LOC: SunTrust Bank* .................   10,000,000   10,000,000
                                                                   ------------
Texas -- 2.2%
Brazos River Authority Pollution Control, Texas Util-
 ities Electric Company Project, Series D, 4.20%,
 7/1/22, MBIA* ......................................    5,765,000    5,765,000
Panhandle-Plains Higher Education Authority, Student
 Loan Revenue, AMT, 3.95%, 6/1/21, LOC: Student Loan
 Marketing* .........................................    6,000,000    6,000,000
South Texas Higher Education Authority, Revenue, AMT,
 3.95%, 12/1/27, MBIA*...............................    6,200,000    6,200,000
                                                                   ------------
                                                                     17,965,000
                                                                   ------------
Virginia -- 0.8%
Roanoke Industrial Development Authority, Roanoke Me-
 morial Hospital, Series C, 4.00%, 7/1/19, First
 Union National Bank* ...............................    6,515,000    6,515,000
                                                                   ------------
Washington -- 0.5%
Port of Seattle Sub Lien 97, AMT, 4.10%, 9/1/22, LOC:
 Canadian Imperial Bank of Commerce* ................    4,100,000    4,100,000
                                                                   ------------
TOTAL WEEKLY DEMAND NOTES............................               291,265,000
                                                                   ------------

                       See Notes to Financial Statements.

                                                                Pegasus Funds

Pegasus Municipal Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                      Amortized
                                                          Principal     Cost
                                                           Amount     (Note 2)
                                                          ---------   ---------
PUT BONDS -- 3.0%
Alabama -- 2.4%
Port City Medical Clinic, Mobile Infirmary, 2.90%,
 4/8/99, AMBAC ........................................  $20,000,000 $20,000,000
                                                                     -----------
Texas -- 0.6%
Hockley County Industrial Development Corp., Pollution
 Control Revenue, Amoco Project, 2.96%, 5/1/99 ........    4,940,000   4,941,581
                                                                     -----------
TOTAL PUT BONDS........................................               24,941,581
                                                                     -----------

TAX-FREE COMMERCIAL PAPER -- 25.4%
Alaska -- 2.1%
Valdez Marine Terminal, Revenue, Arco Transportation
 Project, Series C, 3.20%, 2/12/99 ....................   17,500,000  17,500,000
                                                                     -----------
Florida -- 2.3%
State Municipal Power Agency, 3.00%, 2/5/99, LOC: First
 Union National Bank ..................................   11,500,000  11,500,000
Sunshine State Governmental Finance, 3.00%, 3/10/99,
 FGIC..................................................    7,325,000   7,325,000
                                                                     -----------
                                                                      18,825,000
                                                                     -----------
Indiana -- 3.8%
Mount Vernon Industrial Pollution Control, 3.10%,
 1/14/99...............................................   20,770,000  20,770,000
State Development Financial Authority, Solid Waste Pure
 Air Project, 3.00%, 3/11/99...........................   10,000,000  10,000,000
                                                                     -----------
                                                                      30,770,000
                                                                     -----------
Michigan -- 1.0%
State Housing Development, 3.40%, 2/4/99...............    4,000,000   4,000,000
Underground Storage, 3.25%, 1/20/99, LOC: Canadian
 Imperial Bank of Commerce.............................    4,020,000   4,020,000
                                                                     -----------
                                                                       8,020,000
                                                                     -----------
Mississippi -- 1.6%
Claiborne County Pollution Control Revenue, 3.60%,
 1/14/99 ..............................................   13,000,000  13,000,000
                                                                     -----------
New Mexico -- 3.7%
State TRANS, Series A, 3.75%, 6/30/99 .................   30,000,000  30,112,277
                                                                     -----------
New York -- 3.2%
New York City, Municipal Water Authority, 3.10%,
 2/5/99................................................   12,000,000  12,000,000
New York Water, 3.30%, 2/19/99, FGIC...................   14,000,000  14,000,000
                                                                     -----------
                                                                      26,000,000
                                                                     -----------
Pennsylvania -- 1.7%
Venago Industrial Developmental Authority, AMT,
 Scrubgrass Project, Series A, 3.00%, 2/26/99, LOC: Na-
 tional Westminster* ..................................   14,050,000  14,050,000
                                                                     -----------
Tennessee -- 1.2%
Johnson City Health Facilities, 3.10%, 2/25/99, MBIA...   10,000,000  10,000,000
                                                                     -----------
Texas -- 3.2%
Austin Combined Utility System, 3.20%, 2/4/99, LOC:
 Morgan Guaranty ......................................   18,425,000  18,425,000
Brownsville Utility System, Series A, 2.95%, 3/11/99,
 LOC: Toronto Dominion Bank............................    7,900,000   7,900,000
                                                                     -----------
                                                                      26,325,000
                                                                     -----------

                       See Notes to Financial Statements.

    Pegasus Funds
 16

Pegasus Municipal Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                        ---------   ---------
Washington -- 0.9%
Seattle Municipal Light & Power, 2.95%, 3/12/99, LOC:
 Bankers Trust ......................................  $ 7,200,000 $  7,200,000
                                                                   ------------
West Virginia -- 0.7%
Public Energy Authority, Revenue, Morgantown Associa-
 tion Project, 3.00%, 2/19/99, LOC: UBS .............    6,000,000    6,000,000
                                                                   ------------
TOTAL TAX-FREE COMMERCIAL PAPER......................               207,802,277
                                                                   ------------
TOTAL................................................              $805,157,754
                                                                   ============

Percentages indicated are based on net assets of $819,009,726.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998. All securities with maturity dates greater than thirteen months have reset features resulting in effective maturities less than or equal to thirteen months.

AMBAC -- Insured by AMBAC Indemnity Corp.
AMT   -- Alternative Minimum Tax Paper
CFC   -- Cooperative Finance Co-op
FGIC  -- Insured by Financial Guaranty Insurance Corp.
FNMA  -- Insured by Federal National Mortgage Association
GO    -- General Obligation
IDB   -- Industrial Development Bond
LOC   -- Letter of Credit
MBIA  -- Insured by Municipal Bond Insurance Association
SPA   -- Standby Purchase Agreement
TRANS -- Tax and Revenue Anticipation Notes

                       See Notes to Financial Statements.

                                                                Pegasus Funds

Pegasus Michigan Municipal Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 1998

--------------------------------------------------------------------------------

                                                                 Amortized
                                                      Principal     Cost
                                                        Amount    (Note 2)
                                                      ---------- ----------
DAILY DEMAND NOTES -- 17.4%
Michigan -- 17.4%
Delta County EDC Environmental Improvement, Revenue,
 Mead-Escanaba Paper, Series F, 4.90%, 12/1/23, LOC:
 Union Bank of Switzerland* ........................  $  500,000 $  500,000
Delta County EDC Environmental Improvement, Revenue,
 Mead-Escanaba Paper, Series C, 5.05%, 12/1/23, LOC:
 Bank of Nova Scotia* ..............................   1,000,000  1,000,000
Delta County EDC Environmental Improvement, Revenue,
 Mead-Escanaba Paper, 5.00%, 12/1/13, LOC: Bank of
 Nova Scotia* ......................................   3,200,000  3,200,000
Farmington Hills Hospital Finance Authority,
 Hospital Revenue, Botsford General Hospital, Series
 B, 5.10%, 2/15/16, Credit Support: MBIA* ..........   1,500,000  1,500,000
Midland County EDC, Revenue, Dow Chemical Project,
 Series B, 5.10%, 12/1/15*..........................   7,500,000  7,500,000
State Strategic Fund, PCR, Consumers Power Project,
 5.10%, 4/15/18, LOC:
 Union Bank of Switzerland* ........................   4,800,000  4,800,000
State Strategic Fund, Revenue, Reserve 1, 5.05%,
 9/1/30, LOC: Barclays Bank* .......................   8,300,000  8,300,000
University of Michigan, University Revenue,
 Hospital, Series A-2, 5.15%, 12/1/24*...... .......   3,600,000  3,600,000
                                                                 ----------
TOTAL DAILY DEMAND NOTES............................             30,400,000
                                                                 ----------
MONTHLY DEMAND NOTES -- 1.1%
Michigan -- 1.1%
Meridian EDC, Hannah Research & Technology Center,
 3.50%, 11/15/15, LOC: Comerica Bank* ..............   1,900,000  1,900,000
                                                                 ----------
TOTAL MONTHLY DEMAND NOTES..........................              1,900,000
                                                                 ----------


MUNICIPAL BONDS -- 19.7%
Michigan -- 19.7%
Detroit GO, 7.20%, 05/1/09, Prerefunded 5/1/99 @
 102, AMBAC*........................................   2,000,000  2,043,190
Detroit Sewage Disposal, Revenue, 7.13%, 7/1/19,
 FGIC*..............................................   4,000,000  4,109,189
Jackson Public Schools, GO, 4.25%, 7/2/99, LOC:
 Comerica Bank......................................   5,000,000  5,014,410
Kalamazoo City School District, Series C, 3.75%,
 9/16/99, LOC:
 First of America Bank..............................   5,800,000  5,813,854
Kalamazoo Hospital Finance Authority Hospital
 Facilities, Revenue, Bronson Methodist Hospital,
 3.85%, 5/15/99, MBIA ..............................   1,395,000  1,395,000
State Building Authority, Revenue, Facilities Pro-
 gram, Series 1, 4.00%, 10/15/99 ...................   5,210,000  5,253,441
State HDA, AMT, Series B, 3.00%, 12/1/99............   4,000,000  4,000,000
State Hospital Finance Authority, Revenue, Metropol-
 itan Hospital,
 Series B, 8.13%, 7/1/18* ..........................   5,000,000  5,267,922
Wayne County, GO, Transportation Fund, Series A,
 4.00%, 10/1/99 ....................................   1,610,000  1,617,148
                                                                 ----------
TOTAL MUNICIPAL BONDS...............................             34,514,154
                                                                 ----------
TAX-FREE COMMERCIAL PAPER -- 15.1%
Michigan -- 11.7%
Cornell Twp., EDC, IDR, Mead-Escanaba Paper, 2.95%,
 4/8/99, LOC:
 Credit Suisse First Boston ........................   2,140,000  2,140,000
Delta County EDC Environmental Improvement, Revenue,
 Mead-Escanaba Paper, Series B, 2.80%, 2/18/99, LOC:
 Union Bank of Switzerland .........................   3,810,000  3,810,000

                       See Notes to Financial Statements.

    Pegasus Funds
 18

Pegasus Michigan Municipal Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                     Amortized
                                                         Principal     Cost
                                                           Amount    (Note 2)
                                                         ---------- -----------
Michigan Underground Storage, 3.25%, 1/20/99, LOC: Ca-
 nadian Imperial Bank of Commerce .....................  $6,000,000 $ 6,000,000
Regents of the University of Michigan, Series A, 3.10%,
 2/10/99...............................................   2,500,000   2,500,000
State HDA, 3.40%, 2/4/99...............................   6,000,000   6,000,000
                                                                    -----------
                                                                     20,450,000
                                                                    -----------
Puerto Rico -- 3.4%
Government Development Bank, 2.90%, 1/14/99............   6,000,000   6,000,000
                                                                    -----------
TOTAL TAX-FREE COMMERCIAL PAPER........................              26,450,000
                                                                    -----------
WEEKLY DEMAND NOTES -- 46.3%
Michigan -- 46.3%
Ann Arbor EDC, Revenue, Webers Inc. Project, 4.05%,
 5/1/00, LOC: Comerica Bank*...........................     385,000     385,000
Detroit Sewage Disposal, Revenue, Series B, 4.05%,
 7/1/23, MBIA* ........................................   5,500,000   5,500,000
Higher Education Student Loan, Series XII-D, 3.95%,
 10/1/15, AMBAC* ......................................   4,000,000   4,000,000
Jackson County EDC, Revenue, Industrial Steel Treating
 Co. Project, 4.20%, 6/1/17, LOC: Comerica Bank* ......   4,600,000   4,600,000
Kalamazoo County EDC, Revenue, WBC Properites Ltd Proj-
 ect, 4.10%, 9/1/15, LOC: Old Kent Bank & Trust* ......   1,000,000   1,000,000
Kalamazoo EDC, Revenue, Friendship Village, Series B,
 4.10%, 5/15/27, LOC: Lasalle National Bank* ..........   4,000,000   4,000,000
Michigan State University, Revenue, Series A-2, 3.95%,
 8/15/22*..............................................   8,300,000   8,300,000
Oakland County EDC, Revenue, IBC North America Inc.
 Project, 4.20%, 7/1/18, LOC: Comerica Bank* ..........   2,575,000   2,575,000
State HDA, Teams Laurel Valley, 4.05%, 12/1/07*........   3,600,000   3,600,000
State HDA, Rental Housing Revenue, Series B, 4.20%,
 4/1/19, LOC: Landerbank Hessen Thur Giro* ............   6,400,000   6,400,000
State HDA, Revenue, Woodland Meadows Project, 4.00%,
 3/1/13, LOC: Swiss Bank*..............................   4,800,000   4,800,000
State Hospital Authority, Revenue, Hospital Equipment
 Loan Program, Series A, 4.10%, 12/1/23, LOC: First of
 America Bank* ........................................   5,200,000   5,200,000
State Hospital Finance Authority, Revenue, Hospital-
 Charity Obligations, Series E, 3.90%, 11/1/01* .......   3,930,000   3,930,000
State Strategic Fund IDR, C-Tec Inc. Project, 4.10%,
 10/1/11, LOC: Suntrust Bank*..........................   1,500,000   1,500,000
State Strategic Fund PCR, Consumers Power Co Project-A,
 4.00%, 9/1/00, LOC: Union Bank of Switzerland* .......   3,000,000   3,000,000
State Strategic Fund Solidwaste Disposal, Revenue,
 Grayling Generating Project, 4.15%, 1/1/14, LOC:
 Barclays Bank New York* ..............................   4,000,000   4,000,000
State Strategic Fund, Revenue, Petoskey Plastics, Inc.
 Project, 4.20%, 8/1/16, LOC: Comerica Bank* ..........   5,000,000   5,000,000
State Strategic Fund, Revenue, Pyper Products Corp.
 Project, 4.20%, 10/1/18, LOC: Comerica* ..............   3,300,000   3,300,000
State Strategic Fund, Revenue, Dennenlease L C Project,
 4.20%, 4/1/10, LOC: Old Kent Bank & Trust* ...........   1,815,000   1,815,000
State Strategic Fund, Revenue, Ironwood Plastics Inc.
 Project, 4.20%, 11/1/11, LOC: First of America Bank*
 ......................................................   1,025,000   1,025,000

                       See Notes to Financial Statements.

                                                                Pegasus Funds

Pegasus Michigan Municipal Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (Continued)
December 31, 1998

--------------------------------------------------------------------------------

                                                                    Amortized
                                                        Principal      Cost
                                                          Amount     (Note 2)
                                                        ---------- ------------
State Strategic Fund, Revenue, Quincy Street Inc.
 Project, 4.20%, 12/1/22, LOC: Comerica Bank* ........  $  200,000 $    200,000
State Strategic Fund, Revenue, United Waste Systems
 Inc. Project, 4.05%, 4/1/10, LOC: Bank of America* ..   4,700,000    4,700,000
Wayne Charter County, Airport Revenue, AMT, Detroit
 Metropolitan County, Series A, 4.15%, 12/1/16, LOC:
 Bayerische Landesbank* ..............................   2,200,000    2,200,000
Wayne Charter County, Airport Revenue, AMT, Detroit
 Metropolitan County Series B, 3.95%, 12/1/16, LOC:
 Bayerische Landesbank* ..............................     200,000      200,000
                                                                   ------------
TOTAL WEEKLY DEMAND NOTES.............................               81,230,000
                                                                   ------------
TOTAL.................................................             $174,494,154
                                                                   ============

Percentages indicated are based on net assets of $175,115,435.

AMT   -- Alternative Minimum Tax
AMBAC -- AMBAC Indemnity Corp
CP    -- Commercial Paper
EDC   -- Economic Development Corporation
EDR   -- Economic Development Revenue
FGIC  -- Financial Guaranty Insurance Company
FNMA  -- Insured by Federal National Mortgage Association
FSA   -- Financial Securities Assurance Corp
GO    -- General Obligation
HDA   -- Housing Development Authority
HFA   -- Housing Finance Authority
IDA   -- Industrial Development & Export Authority
IDR   -- Industrial Development Revenue
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Insurance Association
PCR   -- Pollution Control Revenue
PFA   -- Public Facilities Authority

* Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1998. The interest rate for all securities with maturity dates greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen month or less.

                       See Notes to Financial Statements.

    Pegasus Funds
 20

Pegasus Money Market Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) Organization

  The Pegasus Funds ("Pegasus") was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. As of December 31, 1998, Pegasus consisted of thirty separate portfolios of which there were four money market funds (the "Pegasus Money Market Funds" or the "Funds"), as described below.

                                    Commencement
                                        Date
------------------------------------------------
       Money Market Fund              01/04/88
       Treasury Money Market Fund     01/01/93
       Municipal Money Market Fund    01/04/88
       Michigan Municipal Money
        Market Fund                   01/23/91

  The Pegasus Money Market Funds each offer Class A shares and Class I shares (except for the Money Market Fund which offers Class A, Class B, and Class I shares). Class A shares, Class B shares and Class I shares are substantially the same except that: Class A shares are subject to a shareholder services fee pursuant to the Shareholder Services Plan and Class B shares are subject to fees charged pursuant to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and fees charged pursuant to the Shareholder Services Plan. Class I shares are not subject to any shareholder service fees or distribution 12b-1 fees.

 Merger:
  On October 2, 1998, First Chicago NBD Investment Management Company's ("FCNIMCO") parent company, First Chicago NBD Corporation, merged with and into BANC ONE CORPORATION at which time the newly combined company was renamed BANK ONE CORPORATION. BANK ONE CORPORATION has now begun the process of reorganizing their proprietary mutual funds: the Pegasus Funds and The One Group Family of Mutual Funds. On January 12, 1999, the Board of Trustees of the Pegasus Funds approved Reorganization Agreements, which are subject to shareholder approval. Certain expenses incurred in connection with entering into and carrying out provisions of the reorganization transactions, whether or not the transactions contemplated thereby are consummated, will be paid by BANK ONE CORPORATION. The reorganization is intended to be effected on a tax-free basis, so that none of the Pegasus Fund's shareholders will recognize taxable gains or losses as a result of the reorganization. A proxy statement/prospectus describing the reorganization and the reasons therefore has been sent to Pegasus Funds' shareholders.

 Conversion of Common Trust Funds:
  During the year ended December 31, 1998, the net assets of certain common trust funds managed by FCNIMCO ("the adviser") were exchanged in a tax-free conversion for shares of the corresponding Pegasus Funds (Class I). The transactions were accounted for by a method followed for tax purposes in a tax-free business combination sometimes referred to as the pooling without restatement method. The following is a summary of shares issued, net assets converted, and net asset value per share issued.

                                                     Net Asset
                                                       Value
                              Shares     Net Assets  Per Share
       September 18, 1998     Issued     Converted    Issued
--------------------------------------------------------------
       Money Market
        Fund                319,416,276 $319,416,276   $1.00

(2) Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Pegasus Money Market Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                Pegasus Funds

Pegasus Money Market Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------

 Investments
  Pursuant to Rule 2a-7 of the Act, the Pegasus Money Market Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value.

  Investment security purchases and sales are accounted for on the trade date. Realized gains or losses from security transactions are recorded on the specific identified cost basis.

  Pegasus invests in securities subject to repurchase agreements. FCNIMCO, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked-to-market daily to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

  The Municipal and Michigan Municipal Money Market Funds invest in a majority of instruments whose stated maturity is greater than one year, but whose rate of interest is readjusted no less frequently than annually, or which possess demand features and may therefore be deemed to have a maturity equal to the period remaining until the next interest adjustment date or the demand date, whichever is longer.

 Investment Income
  Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted using the effective interest method.

 Federal Income Taxes
  It is Pegasus' policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute substantially all net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

  As of December 31, 1998, the Funds have capital loss carryforwards and related expiration dates as follows:

           Fund           2002    2003  2004  2005   Total
-----------------------------------------------------------
       Treasury Money
        Market Fund      $15,987 $   -- $743 $   -- $16,730
       Municipal Money
        Market Fund           --  3,825   44  2,098   5,967
       Michigan
        Municipal Money
        Market Fund           --     --  987     --     987

 Shareholder Dividends
  Dividends from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized capital gains, if any, are normally declared annually and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that net realized capital gains can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

 Concentration of Risk
  The Michigan Municipal Money Market Fund does not have a diversified portfolio since 97% of its investments are within the State of Michigan. Such concentrations within a particular state may subject the Fund more significantly to economic changes occurring within that state.

    Pegasus Funds
 22

Pegasus Money Market Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------

 Expenses
  Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses which are applicable to all Funds are allocated among them on the basis of relative net assets of each Fund. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them on the basis of relative net assets of each class.

 Multiple Classes of Capital Shares of Beneficial Interest
  Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares of the Pegasus Money Market Fund are available only to the holders of Class B shares in the Pegasus non-money market funds who wish to exchange their shares in such Funds for shares in the Pegasus Money Market Fund. Class B shares of the Pegasus Money Market Fund will automatically convert to Class A shares at the time the exchanged shares would have converted.

 Restricted Securities
  The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. The Fund does not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(3) Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

  Pegasus has an Investment Advisory Agreement with FCNIMCO pursuant to which FCNIMCO has agreed to provide the day-to-day management of each of the Pegasus Money Market Fund's investments for a monthly fee computed daily and payable monthly, expressed as a percentage of each Money Market Fund's average daily net assets, of 0.30% of the first $1.0 billion, 0.275% of the next $1.0 billion and 0.25% of each such Money Market Fund's average daily net assets in excess of $2.0 billion.

  For the year ended December 31, 1998, FCNIMCO voluntarily agreed to waive its advisory fee to the extent that the Funds' expenses exceeded the following amounts (as a percentage of each Fund's average daily net assets):

                                                                Michigan
                                      Treasury    Municipal    Municipal
                       Money Market Money Market Money Market Money Market
                           Fund         Fund         Fund         Fund
--------------------------------------------------------------------------
       Class A Shares      0.75%        0.75%        0.75%        0.75%
       Class B Shares      1.50%         N/A          N/A          N/A
       Class I Shares      0.50%        0.50%        0.50%        0.50%

  Pegasus has a Co-Administration Agreement with FCNIMCO and Fund Services Limited Partnership, d/b/a BISYS Fund Services ("BISYS" or "Distributor") (collectively, the "Co-Administrators") pursuant to which the Co-Administrators have agreed to assist in aspects of each Pegasus Money Market Fund's administration and operations for a fee, at an annual rate of 0.15% of each Fund's average daily net assets.

  BISYS serves as Pegasus' principal underwriter and distributor of the Funds' shares.

  The Funds' Class A shares and Class B shares have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay the Distributor a fee, at an annual rate of 0.25% of the average daily net assets of the outstanding Class A shares and Class B shares. Pursuant to the terms of the Plan, the Distributor has agreed to provide certain shareholder services to the holders of these shares. Additionally, under the terms of the Plan, the Distributor may make payments to other shareholder service agents which may include FCNIMCO and their affiliates.


                                                                Pegasus Funds

Pegasus Money Market Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------
  The Money Market Fund's Class B shares have a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (the 12b-1 Plan) pursuant to which the Money Market Fund has agreed to pay the Distributor for advertising, marketing and distributing Class B shares of the Money Market Fund at an annual rate of 0.75% of the average net assets of the Money Market Fund's outstanding Class B shares. Under the terms of the 12b-1 Plan, the Distributor may make payments to FCNIMCO and their affiliates with respect to these services.

  BANK ONE CORPORATION, serves as the Funds' custodian. State Street Bank serves as the Funds' sub-custodian and is compensated directly by the Funds with respect to these services.

  Pegasus maintains an unfunded, nonqualified deferred compensation plan for its Trustees. This plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

    Pegasus Funds
 24

Pegasus Money Market Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------

(4)CAPITAL SHARE TRANSACTIONS

 Transactions in shares of the Funds are summarized below:

                                                Money Market Fund
                          -----------------------------------------------------------------
                                For the Year Ended               For the Year Ended
                                December 31, 1998                December 31, 1997
                              Amount           Shares          Amount           Shares
-------------------------------------------------------------------------------------------
Class A Shares:
Shares issued             $ 6,050,252,308   6,050,252,306  $ 4,662,663,756   4,662,663,756
Dividends reinvested           50,649,123      50,659,647       39,487,594      39,487,594
Shares redeemed            (5,478,802,117) (5,478,802,117)  (4,456,727,929) (4,456,727,929)
-------------------------------------------------------------------------------------------
Net increase (decrease)   $   622,099,314     622,109,836  $   245,423,421     245,423,421
-------------------------------------------------------------------------------------------
Class B Shares:
Shares issued             $     2,901,458       2,901,458  $     3,505,576       3,505,576
Dividends reinvested               23,222          23,225           24,606          24,606
Shares redeemed                (2,637,875)     (2,637,875)      (3,334,960)     (3,334,960)
-------------------------------------------------------------------------------------------
Net increase (decrease)   $       286,805         286,808  $       195,222         195,222
-------------------------------------------------------------------------------------------
Class I Shares:
Shares issued             $ 4,636,751,508   4,636,751,508  $ 5,021,318,728   5,021,318,728
 Shares issued in connec-
  tion with conversion of
  common trust funds          319,416,276     319,416,276               --              --
Dividends reinvested           18,451,525      18,449,632       20,279,977      20,279,977
Shares redeemed            (4,420,814,365) (4,420,814,365)  (5,539,038,130) (5,539,038,130)
-------------------------------------------------------------------------------------------
Net increase (decrease)   $   553,804,944     553,803,051  $  (497,439,425)   (497,439,425)
-------------------------------------------------------------------------------------------
Net increase (decrease)
 in Fund                  $ 1,176,191,063   1,176,199,695  $  (251,820,782)   (251,820,782)
-------------------------------------------------------------------------------------------

                                           Treasury Money Market Fund
                          -----------------------------------------------------------------
                                For the Year Ended               For the Year Ended
                                December 31, 1998                December 31, 1997
                          -----------------------------------------------------------------
                              Amount           Shares          Amount           Shares
-------------------------------------------------------------------------------------------
Class A Shares:
Shares issued             $ 1,392,192,669   1,392,192,669  $ 1,093,249,460   1,093,249,460
Dividends reinvested            9,639,805       9,639,806        8,689,041       8,689,041
Shares redeemed            (1,294,238,975) (1,294,238,976)  (1,082,286,729) (1,082,286,729)
-------------------------------------------------------------------------------------------
Net increase (decrease)   $   107,593,499     107,593,499  $    19,651,772      19,651,772
-------------------------------------------------------------------------------------------
Class B Shares:
Shares issued
Dividends reinvested
Shares redeemed
-------------------------------------------------------------------------------------------
Net increase (decrease)
-------------------------------------------------------------------------------------------
Class I Shares:
Shares issued             $ 3,595,076,684   3,595,076,684  $ 3,634,998,084   3,634,998,084
 Shares issued in connec-
  tion with conversion of
  common trust funds                   --              --               --              --
Dividends reinvested            3,663,743       3,663,743        4,928,721       4,928,721
Shares redeemed            (3,571,943,347) (3,571,943,347)  (3,949,857,520) (3,949,857,520)
-------------------------------------------------------------------------------------------
Net increase (decrease)   $    26,797,080      26,797,080  $  (309,930,715)   (309,930,715)
-------------------------------------------------------------------------------------------
Net increase (decrease)
 in Fund                  $   134,390,579     134,390,579  $  (290,278,943)   (290,278,943)
-------------------------------------------------------------------------------------------

                                                   Pegasus Funds

Pegasus Money Market Funds

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)

--------------------------------------------------------------------------------

(4) CAPITAL SHARE TRANSACTIONS

 Transactions in shares of the Funds are summarized below:

                                          Municipal Money Market Fund
                         ---------------------------------------------------------
                               For the Year Ended               For the Year Ended
                               December 31, 1998                December 31, 1997
                             Amount           Shares          Amount           Shares
------------------------------------------------------------------------------------------
Class A Shares:
Shares issued            $   632,177,971     632,177,971  $   489,667,505     489,667,505
Dividends reinvested           5,203,692       5,203,692        5,398,206       5,398,206
Shares redeemed             (632,804,850)   (632,804,850)    (472,764,413)   (472,764,413)
------------------------------------------------------------------------------------------
Net increase (decrease)  $     4,576,813       4,576,813  $    22,301,298      22,301,298
------------------------------------------------------------------------------------------
Class I Shares:
Shares issued            $ 1,280,993,933   1,280,993,933  $ 1,737,844,432   1,737,844,432
Dividends reinvested             649,911         649,911          615,941         615,941
Shares redeemed           (1,196,578,120) (1,196,578,120)  (1,845,603,982) (1,845,603,982)
------------------------------------------------------------------------------------------
Net increase (decrease)  $    85,065,724      85,065,724  $  (107,143,609)   (107,143,609)
------------------------------------------------------------------------------------------
Net increase (decrease)
 in Fund                 $    89,642,537      89,642,537  $   (84,842,311)    (84,842,311)
------------------------------------------------------------------------------------------

                                 Michigan Municipal Money Market Fund
                         ---------------------------------------------------------
                             For the Year Ended           For the Year Ended
                             December 31, 1998            December 31, 1997
                         ---------------------------------------------------------
                            Amount         Shares        Amount         Shares
------------------------------------------------------------------------------------------
Class A Shares:
Shares issued            $ 154,185,668   154,185,668  $ 151,616,093   151,616,093
Dividends reinvested           831,790       831,790      1,604,993     1,604,993
Shares redeemed           (119,936,665) (119,936,665)  (196,108,154) (196,108,154)
------------------------------------------------------------------------------------------
Net increase (decrease)  $  35,080,793    35,080,793  $ (42,887,068)  (42,887,068)
------------------------------------------------------------------------------------------
Class I Shares:
Shares issued            $ 299,355,220   299,355,220  $ 233,991,240   233,991,240
Dividends reinvested            37,172        37,172         83,422        83,422
Shares redeemed           (263,447,362) (263,447,362)  (208,707,516) (208,707,516)
------------------------------------------------------------------------------------------
Net increase (decrease)  $  35,945,030    35,945,030  $  25,367,146    25,367,146
------------------------------------------------------------------------------------------
Net increase (decrease)
 in Fund                 $  71,025,823    71,025,823  $ (17,519,922)  (17,519,922)
------------------------------------------------------------------------------------------

    Pegasus Funds
26

                           [INTENTIONALLY LEFT BLANK]

                                                                Pegasus Funds

Pegasus Money Market Funds

--------------------------------------------------------------------------------
Financial Highlights

                         Net Asset             Net Realized             Distributions
                           Value      Net     and Unrealized Total from   from Net
                         Beginning Investment   Losses on    Investment  Investment       Total
                         of Period   Income    Investments   Operations    Income     Distributions
                         --------- ---------- -------------- ---------- ------------- -------------
MONEY MARKET FUND
Class A Shares
For Year Ended December
 31, 1998                 $1.0000    0.0488         --         0.0488      (0.0488)      (0.0488)
December 31, 1997         $1.0000    0.0491         --         0.0491      (0.0491)      (0.0491)
December 31, 1996         $1.0000    0.0488         --         0.0488      (0.0488)      (0.0488)
December 31, 1995         $1.0000    0.0549         --         0.0549      (0.0549)      (0.0549)
December 31, 1994         $1.0000    0.0378         --         0.0378      (0.0378)      (0.0378)
Class B Shares
For Year Ended December
 31, 1998                 $1.0000    0.0413         --         0.0413      (0.0413)      (0.0413)
December 31, 1997         $1.0000    0.0421         --         0.0421      (0.0421)      (0.0421)
For Period Ended
 December 31, 1996/(1)/   $1.0000    0.0117         --         0.0117      (0.0117)      (0.0117)
Class I Shares
For Year Ended December
 31, 1998                 $1.0000    0.0512         --         0.0512      (0.0512)      (0.0512)
December 31, 1997         $1.0000    0.0516         --         0.0516      (0.0516)      (0.0516)
For Period Ended
 December 31, 1996/(2)/   $1.0000    0.0373         --         0.0373      (0.0373)      (0.0373)
---------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
Class A Shares
For Year Ended December
 31, 1998                 $0.9999    0.0471         --         0.0471      (0.0471)      (0.0471)
December 31, 1997         $0.9999    0.0481         --         0.0481      (0.0481)      (0.0481)
December 31, 1996         $1.0000    0.0474      (0.0001)      0.0473      (0.0474)      (0.0474)
December 31, 1995         $1.0000    0.0539         --         0.0539      (0.0539)      (0.0539)
December 31, 1994         $1.0000    0.0370         --         0.0370      (0.0370)      (0.0370)
Class I Shares
For Year Ended December
 31, 1998                 $1.0000    0.0496         --         0.0496      (0.0496)      (0.0496)
December 31, 1997         $1.0000    0.0507         --         0.0507      (0.0507)      (0.0507)
For Period Ended
 December 31, 1996/(2)/   $1.0000    0.0361         --         0.0361      (0.0361)      (0.0361)
---------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
Class A Shares
For Year Ended December
 31, 1998                 $0.9997    0.0280         --         0.0280      (0.0280)      (0.0280)
December 31, 1997         $0.9997    0.0296         --         0.0296      (0.0296)      (0.0296)
December 31, 1996         $1.0000    0.0295      (0.0003)      0.0292      (0.0295)      (0.0295)
December 31, 1995         $1.0000    0.0335         --         0.0335      (0.0335)      (0.0335)
December 31, 1994         $1.0000    0.0242         --         0.0242      (0.0242)      (0.0242)
Class I Shares
For Year Ended December
 31, 1998                 $0.9999    0.0305         --         0.0305      (0.0305)      (0.0305)
December 31, 1997         $1.0000    0.0322      (0.0001)      0.0321      (0.0322)      (0.0322)
For Period Ended
 December 31, 1996/(2)/   $1.0000    0.0232         --         0.0232      (0.0232)      (0.0232)
---------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET
Class A Shares
For Year Ended December
 31, 1998                 $1.0000    0.0273         --         0.0273      (0.0273)      (0.0273)
December 31, 1997         $1.0000    0.0296         --         0.0296      (0.0296)      (0.0296)
December 31, 1996         $1.0000    0.0289         --         0.0289      (0.0289)      (0.0289)
December 31, 1995         $1.0000    0.0329         --         0.0329      (0.0329)      (0.0329)
December 31, 1994         $1.0000    0.0235         --         0.0235      (0.0235)      (0.0235)
Class I Shares
For Year Ended December
 31, 1998                 $0.9999    0.0298         --         0.0298      (0.0298)      (0.0298)
December 31, 1997         $1.0000    0.0321         --         0.0321      (0.0321)      (0.0321)
For Period Ended
 December 31, 1996/(2)/   $1.0000    0.0225         --         0.0225      (0.0225)      (0.0225)
---------------------------------------------------------------------------------------------------

(1) For the period September 14, 1996 (initial offering of Class B Shares) through December 31, 1996.
(2) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.
(3) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
+ Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

    Pegasus Funds
 28

Pegasus Money Market Funds

--------------------------------------------------------------------------------

                                                                                Ratio of
                                                             Ratio of Net       Expenses
                                                 Ratio of     Investment     to Average Net
                                Net Assets       Expenses     Income to    Assets (Excluding
Net Asset Value                End of Period  to Average Net Average Net    Fee Waivers and
 End of Period   Total Return (000's omitted)     Assets        Assets    Reimbursements)/(3)/
---------------  ------------ --------------- -------------- ------------ --------------------
    $0.9999         4.99%       $1,595,924         0.75%         4.88%            0.78%
    $1.0000         5.04%       $  973,821         0.74%         4.90%            0.74%
    $1.0000         4.99%       $  728,397         0.63%         4.87%            --
    $1.0000         5.63%       $1,639,695         0.51%         5.49%            --
    $1.0000         3.86%       $1,320,040         0.47%         3.78%            --
    $0.9999         4.21%       $      625         1.50%         4.13%            1.53%
    $1.0000         4.29%       $      338         1.49%         4.15%            1.49%
    $1.0000         4.70%+      $      143         1.48%+        3.99%+           --
    $1.0000         5.26%       $1,771,683         0.50%         5.13%            0.53%
    $1.0000         5.29%       $1,217,873         0.49%         5.15%            --
    $1.0000         5.06%+      $1,715,313         0.51%+        4.99%+           --
----------------------------------------------------------------------------------------------
    $0.9999         4.81%       $  341,643         0.72%         4.71%            --
    $0.9999         4.92%       $  234,050         0.70%         4.80%            --
    $0.9999         4.83%       $  214,398         0.56%         4.82%            --
    $1.0000         5.53%       $  927,696         0.53%         5.39%            --
    $1.0000         3.77%       $  785,694         0.50%         3.70%            --
    $1.0000         5.07%       $  772,470         0.47%         4.96%            --
    $1.0000         5.18%       $  745,673         0.45%         5.05%            --
    $1.0000         4.89%+      $1,055,804         0.53%+        4.85%+           --
----------------------------------------------------------------------------------------------
    $0.9997         2.84%       $  209,116         0.73%         2.79%            --
    $0.9997         3.01%       $  204,527         0.73%         2.96%            --
    $0.9997         2.96%       $  182,226         0.60%         2.97%            --
    $1.0000         3.41%       $  564,413         0.53%         3.35%            --
    $1.0000         2.45%       $  550,736         0.51%         2.42%            --
    $0.9999         3.09%       $  609,894         0.48%         3.04%            --
    $0.9999         3.26%       $  524,793         0.48%         3.21%            --
    $1.0000         3.13%+      $  631,938         0.51%+        3.06%+           --
----------------------------------------------------------------------------------------------
    $1.0000         2.76%       $   64,283         0.75%         2.72%            0.78%
    $1.0000         3.00%       $   29,202         0.75%         2.95%            0.79%
    $1.0000         2.93%       $   72,089         0.74%         2.87%            0.77%
    $1.0000         3.32%       $  122,057         0.69%         3.30%            0.76%
    $1.0000         2.38%       $   78,640         0.67%         2.35%            0.75%
    $0.9999         3.02%       $  110,833         0.50%         2.97%            0.53%
    $0.9999         3.26%       $   74,888         0.50%         3.20%            0.54%
    $1.0000         3.03%+      $   49,521         0.59%+        3.02%+           0.62%+
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                                Pegasus Funds

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
 the Pegasus Money Market Funds:

 We have audited the statements of assets and liabilities, including the schedules of portfolio investments of the Money Market Funds of the PEGASUS FUNDS (comprising, as indicated in Note 1, the Money Market, Treasury Money Market, Municipal Money Market and Michigan Municipal Money Market) as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the periods then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with custodians, banks, and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Money Market Funds of the Pegasus Funds as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the periods then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                        ARTHUR ANDERSEN LLP

Detroit, Michigan,
 February 12, 1999.

    Pegasus Funds
 30

[PEGASUS FUNDS LOGO APPEARS HERE]

Strength in Investing/TM/                                    PEG-0057-02/99